    UNITED STATES

    SECURITIES AND EXCHANGE COMMISSION

    Washington D.C. 20549

    FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

    ASSET-BACKED SECURITIES

    Commission File Number of issuing entity:  333-206361-07

    Central Index Key Number of Issuing entity:  0001689111

    JPMCC Commercial Mortgage Securities Trust 2016-JP4

    (Exact name of issuing entity as specified in its charter)

    Commission File Number of depositor:  333-206361

    Central Index Key Number of depositor:  0001013611

    J.P. Morgan Chase Commercial Mortgage Securities Corp.

    (Exact name of depositor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0000835271

    JPMorgan Chase Bank, National Association

    (Exact name of Sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001682518

    Starwood Mortgage Funding VI LLC

    (Exact name of Sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001632269

    Benefit Street Partners CRE Finance LLC

    (Exact name of Sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001541468

    Ladder Capital Finance LLC

    (Exact name of Sponsor as specified in its charter)

   Bradley J. Horn (212) 834-9708

   (Name and telephone number, including area code, of the person to contact in connection with this filing)

   INFORMATION TO BE INCLUDED IN THIS FORM

   Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

   Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

   SIGNATURES

   The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

   J.P. Morgan Chase Commercial Mortgage Securities Corp.

   (Depositor)

   /s/ Bradley J. Horn

   Bradley J. Horn, Executive Director

   Dated :  March 28, 2017

   EXHIBIT INDEX

   Exhibit Number               Description

   EX 102                      Asset Data File

   EX 103                      Asset Related Document